Organization and Business Description (Details) - Schedule of Unaudited Balance Sheet - Pai Ming Shenzhen [Member] - USD ($)	Dec. 10, 2021	Jun. 30, 2021
CURRENT ASSETS
Cash		$ 2,891
Accounts receivable
Prepaid expenses and other current assets		7,061
TOTAL CURRENT ASSETS		9,952
Other noncurrent assets		1,452
TOTAL ASSETS		11,404
CURRENT LIABILITIES
Accrued expenses and other current liabilities		566,158
TOTAL CURRENT LIABILITIES		566,158
TOTAL LIABILITIES		$ 566,158
VIE [Member]
CURRENT ASSETS
Cash	$ 41,912
Accounts receivable	173,550
Prepaid expenses and other current assets	2,024
TOTAL CURRENT ASSETS	217,486
Other noncurrent assets	2,411
TOTAL ASSETS	219,897
CURRENT LIABILITIES
Accrued expenses and other current liabilities	427,395
TOTAL CURRENT LIABILITIES	427,395
TOTAL LIABILITIES	$ 427,395